Rule 497(e)
File Nos. 333-167073 and 811-22417

Destra Investment Trust

Supplement Dated March 1, 2013

To the Summary Prospectus, Prospectus and
Statement of Additional Information for
Destra High Dividend Strategy Fund
Dated February 6, 2013

The Board of Trustees has approved a name change to the Destra High Dividend Strategy Fund.  Effective March 1, 2013, the Destra High Dividend Strategy Fund’s name is changed to Destra Dividend Total Return Fund.

Please Keep This With Your Fund’s Prospectus
For Future Reference